SCHEDULE OF AGGREGATE LOSS ON DERIVATIVES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Derivative Liabilities
Day one loss due to derivative liabilities on convertible note			$ 2,935
Gain on change in fair value of the derivative liabilities	(5,634)		1,306
Total	$ (5,634)		$ 4,241